Investments in Mineral Properties (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended				24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mineral property [Member]	Dec. 31, 2011 Mineral property [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2011 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member]	May 04, 2009 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2012 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Investment in mineral properties	$ 355,242	$ 1,374,730	$ 6,500		$ 355,242					$ 64,500			$ 355,242		$ 1,992,330
Mineral property value	1,582,324	1,965,577	41,000			1,582,324	1,965,577						41,000
Accumulated amortization on mineral properties						132,499	135,987
Impairment charges												93,879	565,737	80,000
Capitalized cost of proved wells			1,103,205	1,365,714						138,615
Capitalized cost of unproved wells			611,617	735,850
Capital loss											2,621
Total capitalized cost of investment			1,714,822	2,101,564
Amortization of mineral properties								3,215	22,468				102,665	96,847
Impairment expense	565,737	173,879				565,737
Percentage of working interest acquired								5.00%		25.00%						5.00%	50.00%
Percent of net revenue interest										81.50%			95.00%
Proceeds from sale of mineral properties	69,500	0									69,500
Amortization of mineral properties	$ 105,880	$ 119,415			$ 105,880		$ 119,415